Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Goodwill and Intangible assets

15. Goodwill and intangible asset

Goodwill arises on the acquisition of subsidiaries and represents the excess of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities assumed on the acquisition date. The Group’s goodwill primarily relates to the acquisition of BCIM Holdings LLC on December 14, 2016.

The tables below set forth the allocation of the carrying value of goodwill to each of the Group’s operating business segments at December 31, 2021 and 2020:

		Asset
		management
	Capital	and other	Other
($ in thousands)	provision	services	Corporate	Total
At January 1, 2021	107,991	25,020	1,021	134,032
Foreign exchange (losses)	-	-	(13)	(13)
At December 31, 2021	107,991	25,020	1,008	134,019

		Asset
		management
	Capital	and other	Other
($ in thousands)	provision	services	Corporate	Total
At January 1, 2020	107,991	25,020	988	133,999
Foreign exchange gains	-	-	33	33
At December 31, 2020	107,991	25,020	1,021	134,032

At December 31, 2021 and 2020, management has determined there was no evidence of goodwill impairment.

In connection with the acquisition of BCIM Holdings LLC, the Group recorded an intangible asset of $39,666,000 representing an assessment, for accounting purposes, of the value of BCIM Holdings LLC’s future asset management income at the acquisition date. The intangible asset became fully amortized in 2020 and was being amortized in accordance with revenue generated from asset management income, therefore there is no amortization expense in 2021 (2020: $8,703,000; 2019: $9,495,000). There were no impairments of the intangible asset during the years ended December 31, 2021, 2020 and 2019.